OPTIONS (Details) (USD $)	0 Months Ended			3 Months Ended		12 Months Ended						3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended				3 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended			3 Months Ended	0 Months Ended	3 Months Ended
	Mar. 28, 2014	Oct. 10, 2013	Sep. 10, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	May 10, 2013	Aug. 17, 2012	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Mar. 31, 2014 Options	Mar. 31, 2013 Options	Dec. 31, 2013 Options	Dec. 31, 2012 Options	Mar. 31, 2014 Options Minimum	Dec. 31, 2013 Options Minimum	Mar. 31, 2014 Options Maximum	Dec. 31, 2013 Options Maximum	Jan. 27, 2014 Options Options issued on January 27, 2014	Mar. 31, 2014 Options Options issued on January 27, 2014	Jan. 27, 2014 Options Options issued on January 27, 2014 Immediate vesting	Jan. 27, 2014 Options Options issued on January 27, 2014 Vesting upon company reporting minimum $10 million in annualized revenue by 2nd anniversary	Jan. 27, 2014 Options Options issued on January 27, 2014 Vesting upon company reporting minimum $20 million in annualized revenue by 3rd anniversary	Feb. 17, 2014 Options Options issued on February 17, 2014	Mar. 31, 2014 Options Options issued on February 17, 2014	Mar. 03, 2014 Options Options issued on March 3, 2014	Mar. 31, 2014 Options Options issued on March 3, 2014	Mar. 03, 2014 Options Options issued on March 3, 2014 Immediate vesting	Mar. 03, 2014 Options Options issued on March 3, 2014 Vesting every 90 days	Mar. 24, 2014 Options Options issued on March 24, 2014	Mar. 31, 2014 Options Options issued on March 24, 2014	Mar. 24, 2014 Options Options issued on March 24, 2014 One individual	Mar. 31, 2014 Options Options issued prior to January 1, 2014
Options
Options issued and outstanding												8,712,350		4,485,250	2,820,000
Number of options:
Outstanding at beginning of the period (in shares)												4,485,250	2,820,000	2,820,000
Granted (in shares)												4,327,100		1,850,000	2,820,000					1,500,000					55,000		250,000				1,522,100		200,000
Less Exercised (in shares)	100,000	42,250	142,500									100,000		184,750
Outstanding at the end of the period (in shares)												8,712,350		4,485,250	2,820,000
Wtd Avg. Exercise Price
Outstanding at beginning of the period (in dollars per share)												$ 0.38	$ 0.25	$ 0.25
Granted (in dollars per share)												$ 0.43		$ 0.57	$ 0.25
Less Exercised (in dollars per share)												$ 0.25		$ 0.25
Outstanding at end of the period (in dollars per share)												$ 0.41		$ 0.38	$ 0.25
Wtd Avg. Remaining Term
Outstanding at beginning of the period, wtd Avg. Remaining Term												4 years 3 months 22 days		3 years 11 months 16 days	4 years 11 months 19 days
Granted, Wtd Avg. Remaining Term												5 years 2 months 1 day
Outstanding at end of the period, wtd Avg. Remaining Term												4 years 3 months 22 days		3 years 11 months 16 days	4 years 11 months 19 days
Intrinsic Value
Outstanding at beginning of the period, Intrinsic Value (in dollars)												$ 99,070	$ 0	$ 0
Outstanding at end of the period, Intrinsic Value (in dollars)												489,225		99,070	0
Significant assumptions used in the valuation
Expected term														3 years 3 months		2 years 8 months 1 day	1 year 5 months 1 day	2 years 10 months 17 days	3 years 3 months
Expected volatility (as a percent)												100.00%		100.00%			100.00%		250.00%
Risk-free interest rate (as a percent)														0.00%		1.54%		1.76%
Expected dividend yield (as a percent)												0.00%		0.00%
Grant date fair value of options																				274,463					9,752		37,805				675,775
Share based compensation expense				807,356	86,006	430,138	0					306,134	86,006	648,387	11,309						91,488					582		7,561				60,501		146,002
Number of options awarded												4,327,100		1,850,000	2,820,000					1,500,000					55,000		250,000				1,522,100		200,000
Vesting percentage																						33.33%	33.33%	33.33%					20.00%	20.00%
Minimum annualized revenues reported by 2nd anniversary from the grant date																							10,000,000
Minimum annualized revenues reported by 3nd anniversary from the grant date																								20,000,000
Exercise Price (in dollars per share)								$ 1.22		$ 0.25	$ 0.60	$ 0.43								$ 0.40					$ 0.305		$ 0.40				$ 0.45
Vesting period																									3 years						3 years
Common shares for the exercise of options	100,000	42,250	142,500									100,000		184,750
Common Stock, shares issued	49,496			55,399,839		53,239,369	35,192,045		30,005,185
Unamortized Share based compensation expense				$ 2,402,590